Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PHILIP MORRIS INTERNATIONAL INC.
Amendment Flag	false
Entity Central Index Key	0001413329
EBP PMI DPSP
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	PHILIP MORRIS INTERNATIONAL INC.
Amendment Flag	false
Entity Central Index Key	0001413329